Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Fair value of plan assets at beginning of year	$ 61.1	$ 50.5
Actual return on plan assets	6.2	9.0
Employer contributions	4.5	5.0
Gross benefits paid	3.6	3.4
Settlements	0	0
Fair value of plan assets at end of year	$ 67.9	$ 61.1